Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule Of Deferred Income Taxes
As of December 31, 2012 and 2013, the Company's deferred taxes were in respect of the following:

	December 31,
(in thousands)	2012	2013

Deferred tax assets:

Net operating loss carryforwards	$48,709	$48,095
Capital loss carryforwards	4,578	4,842
Temporary differences	1,325	2,734

Deferred tax assets before valuation allowance	54,612	55,671
Valuation allowance	(49,025)	(55,456)

Net deferred tax asset	5,587	215

Deferred tax liabilities:

Acquired intangibles	(2,971)	(2,723)
Deferred revenue	(216)	(193)

Deferred tax liability	(3,187)	(2,916)

Deferred tax asset (liability), net	$2,400	$(2,701)

	December 31,
(in thousands)	2012	2013

Domestic:
Current deferred tax asset, net	$1,569	$-
Non-current deferred tax asset, net	2,352	-

	$3,921	$-
Foreign:
Current deferred tax asset, net	$670	$48
Non-current deferred tax asset (liability), net	(2,191)	(2,749)

	$(1,521)	$(2,701)
Deferred tax asset (liability), net	$2,400	$(2,701)

Schedule Of Income Tax Benefit
Income (loss) before tax benefit (expense) consists of the following:
	Year ended December 31,
	2011	2012	2013

Domestic	$3,114	$1,430	$(3,683)
Foreign	167	(570)	(968)

	$3,281	$860	$(4,651)

Schedule Of Tax Expense (Benefit)
Tax benefit (expense) is comprised of the following:

	Year ended December 31,
	2011	2012	2013

Current taxes:
Foreign	$2	$(124)	$(240)
Domestic	(70)	(57)	-

	$(68)	$(181)	$(240)

Deferred taxes:
Foreign	$357	$942	$(1,065)
Domestic	1,028	(136)	(3,915)

	$1,385	$806	$(4,980)

Tax benefit (expense)	$1,317	$625	$(5,220)